Venezuelan Currency Regulations and Devaluation	12 Months Ended
Dec. 31, 2013
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Venezuelan Currency Regulations and Devaluation

Note 22. Venezuelan Currency Regulations and Devaluation

The functional currency of Chrysler de Venezuela LLC (“CdV”), our 100 percent owned subsidiary in Venezuela, is the USD. Pursuant to certain Venezuelan foreign currency exchange control regulations, the Central Bank of Venezuela centralizes all foreign currency transactions in the country. Under these regulations, the purchase and sale of foreign currency must be made through the Commission for the Administration of Foreign Exchange (“CADIVI”).

On February 8, 2013, the Venezuelan government announced a devaluation of the official exchange rate of the Venezuelan bolivar (“VEF”) relative to the USD from 4.30 VEF per USD to 6.30 VEF per USD, effective February 13, 2013. As a result of this devaluation, we recognized a $78 million foreign currency translation loss as a reduction to Revenues, Net in the accompanying Consolidated Statements of Income in 2013. Subsequent to the devaluation, certain monetary liabilities, which had been submitted to the CADIVI for payment approval through the ordinary course of business prior to the devaluation date, were approved to be paid at an exchange rate of 4.30 VEF per USD. As a result, during the year ended December 31, 2013, we recognized foreign currency transaction gains in Revenues, Net of $22 million due to these monetary liabilities being previously remeasured at the 6.30 VEF per USD at the devaluation date. No other events occurred during 2013 that resulted in changes to the VEF to USD official exchange rate.

As of December 31, 2013 and 2012, the net monetary assets of CdV denominated in VEF were 2,221 million ($352 million at 6.30 VEF per USD) and 1,138 million ($265 million at 4.30 VEF per USD), respectively, which included cash and cash equivalents denominated in VEF of 2,347 million ($373 million at 6.30 VEF per USD) and 1,476 million ($343 million at 4.30 VEF per USD), respectively.